SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                                      VARIABLE SEPARATE ACCOUNT
                                    Supplement to the Prospectus
                     POLARIS PLATINUM III VARIABLE ANNUITY DATED MAY 2, 2011
                 POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 2, 2011


                             FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                   FS VARIABLE SEPARATE ACCOUNT
                                   Supplement to the Prospectus
                      POLARIS PLATINUM III VARIABLE ANNUITY DATED MAY 2, 2011
                   POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 2, 2011


     References to contracts issued prior to June 20, 2011 are hereby changed to July 18, 2011 in the following sections of the prospectus:

*	to the Withdrawal Charge Schedule appearing in Footnote 2 of the FEE
    TABLE and in the second paragraph under the WITHDRAWAL CHARGES sub-section of the prospectus;

*	the contract maintenance fee appearing in Footnote 3 of the FEE TABLE and in the third paragraph under the CONTRACT MAINTENANCE FEE sub-section of the prospectus;

*	the free withdrawal amount calculation appearing in the seventh paragraph under the FREE WITHDRAWAL AMOUNT sub-section and in the appendix titled FREE WITHDRAWAL AMOUNT FOR CONTRACTS ISSUED PRIOR TO JUNE 20, 2011.













Dated:  June 20, 2011





                        Please keep this Supplement with your Prospectus.